Schedule of Investments (unaudited)	iShares® MSCI USA ESG Select ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.(a)	98,103	$3,219,740
Teledyne Technologies Inc.(a)	8,050	3,644,799
		6,864,539
Air Freight & Logistics — 1.5%
CH Robinson Worldwide Inc.	70,347	6,272,842
Expeditors International of Washington Inc.	321,598	41,244,943
United Parcel Service Inc., Class B	34,171	6,538,963
		54,056,748
Auto Components — 0.6%
Aptiv PLC(a)	116,311	19,406,490

Automobiles — 1.4%
Tesla Inc.(a)	73,346	50,403,371

Banks — 1.7%
Huntington Bancshares Inc./OH	929,755	13,090,950
KeyCorp.	244,219	4,801,346
PNC Financial Services Group Inc. (The)	60,852	11,100,013
Regions Financial Corp.	678,406	13,059,316
SVB Financial Group(a)	21,537	11,844,489
Truist Financial Corp.	104,596	5,693,160
		59,589,274
Beverages — 2.5%
Coca-Cola Co. (The)	618,268	35,259,824
Keurig Dr Pepper Inc.	181,720	6,398,361
PepsiCo Inc.	288,281	45,245,703
		86,903,888
Biotechnology — 2.5%
AbbVie Inc.	100,223	11,655,935
Amgen Inc.	102,688	24,803,260
Biogen Inc.(a)	27,299	8,919,402
Gilead Sciences Inc.	301,374	20,580,830
Horizon Therapeutics PLC(a)	40,722	4,073,014
Vertex Pharmaceuticals Inc.(a)	84,125	16,957,918
		86,990,359
Building Products — 2.3%
Carrier Global Corp.	84,050	4,643,762
Fortune Brands Home & Security Inc.	31,096	3,030,927
Johnson Controls International PLC	574,866	41,056,930
Owens Corning	73,903	7,106,512
Trane Technologies PLC	132,473	26,972,828
		82,810,959
Capital Markets — 5.3%
Bank of New York Mellon Corp. (The)	380,116	19,511,354
BlackRock Inc.(b)	65,983	57,218,478
Charles Schwab Corp. (The)	47,741	3,244,001
CME Group Inc.	18,293	3,880,494
FactSet Research Systems Inc.	14,612	5,220,575
Invesco Ltd.	290,917	7,092,556
Moody's Corp.	18,202	6,843,952
Morgan Stanley	327,593	31,442,376
Northern Trust Corp.	203,435	22,957,640
S&P Global Inc.	17,932	7,687,807
State Street Corp.	162,932	14,197,895
T Rowe Price Group Inc.	48,147	9,829,692
		189,126,820
Security	Shares	Value

Chemicals — 2.1%
DuPont de Nemours Inc.	51,216	$3,843,761
Ecolab Inc.	137,802	30,430,816
International Flavors & Fragrances Inc.	75,743	11,409,926
Linde PLC	57,291	17,610,680
Mosaic Co. (The)	193,813	6,052,780
PPG Industries Inc.	22,910	3,746,243
		73,094,206
Communications Equipment — 1.2%
Cisco Systems Inc.	719,268	39,825,869
Motorola Solutions Inc.	17,164	3,843,363
		43,669,232
Consumer Finance — 1.7%
Ally Financial Inc.	260,502	13,379,383
American Express Co.	271,083	46,227,784
		59,607,167
Containers & Packaging — 0.3%
Amcor PLC	853,634	9,868,009

Diversified Telecommunication Services — 0.7%
AT&T Inc.	271,804	7,624,102
Verizon Communications Inc.	275,323	15,357,517
		22,981,619
Electric Utilities — 1.5%
Eversource Energy	285,256	24,609,035
Southern Co. (The)	53,018	3,386,260
Xcel Energy Inc.	343,177	23,421,830
		51,417,125
Electronic Equipment, Instruments & Components — 1.1%
Cognex Corp.	44,629	4,034,908
Keysight Technologies Inc.(a)	67,643	11,130,656
TE Connectivity Ltd.	29,654	4,373,075
Trimble Inc.(a)	159,878	13,669,569
Zebra Technologies Corp., Class A(a)	11,234	6,206,560
		39,414,768
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	432,075	9,177,273
Schlumberger Ltd.	345,852	9,970,913
		19,148,186
Entertainment — 1.6%
Activision Blizzard Inc.	35,843	2,997,191
Electronic Arts Inc.	31,857	4,586,134
Netflix Inc.(a)	26,156	13,537,561
Roku Inc.(a)	10,599	4,539,658
Walt Disney Co. (The)(a)	180,139	31,708,067
		57,368,611
Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	60,989	17,247,689
Crown Castle International Corp.	19,423	3,750,387
Equinix Inc.	27,341	22,430,830
Healthpeak Properties Inc.	528,485	19,538,090
Iron Mountain Inc.	75,926	3,322,522
Prologis Inc.	209,765	26,858,311
Ventas Inc.	100,921	6,033,057
Welltower Inc.	50,045	4,346,909
		103,527,795
Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	8,821	3,790,560
Kroger Co. (The)	153,524	6,248,427

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	74,158	$3,496,550
		13,535,537
Food Products — 1.8%
Bunge Ltd.	179,810	13,958,650
Campbell Soup Co.	214,742	9,388,520
General Mills Inc.	287,745	16,936,671
Kellogg Co.	357,333	22,640,619
		62,924,460
Health Care Equipment & Supplies — 3.6%
Align Technology Inc.(a)	6,388	4,444,770
DENTSPLY SIRONA Inc.	47,944	3,166,222
Dexcom Inc.(a)(c)	18,189	9,376,611
Edwards Lifesciences Corp.(a)	200,480	22,507,890
Hologic Inc.(a)	94,684	7,105,087
IDEXX Laboratories Inc.(a)	36,531	24,787,380
Insulet Corp.(a)	38,765	10,842,183
ResMed Inc.	29,964	8,144,215
STERIS PLC	17,239	3,757,240
West Pharmaceutical Services Inc.	80,264	33,047,097
		127,178,695
Health Care Providers & Services — 1.7%
Cardinal Health Inc.	81,387	4,832,760
Centene Corp.(a)	75,358	5,170,312
DaVita Inc.(a)	51,397	6,180,489
HCA Healthcare Inc.	57,241	14,207,216
Humana Inc.	25,115	10,695,474
Laboratory Corp. of America Holdings(a)	14,265	4,224,580
Quest Diagnostics Inc.	109,458	15,521,145
		60,831,976
Health Care Technology — 0.4%
Cerner Corp.	77,029	6,192,361
Teladoc Health Inc.(a)(c)	53,377	7,923,816
		14,116,177
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings Inc.(a)	2,004	4,365,233
Darden Restaurants Inc.	58,298	8,504,512
Hilton Worldwide Holdings Inc.(a)	64,967	8,539,912
McDonald's Corp.	21,843	5,301,515
Royal Caribbean Cruises Ltd.(a)	61,948	4,761,943
Starbucks Corp.	77,799	9,447,133
Vail Resorts Inc.(a)	30,101	9,186,825
		50,107,073
Household Durables — 0.1%
Newell Brands Inc.	140,414	3,475,247

Household Products — 2.1%
Clorox Co. (The)	65,705	11,885,377
Colgate-Palmolive Co.	154,497	12,282,512
Kimberly-Clark Corp.	103,504	14,047,563
Procter & Gamble Co. (The)	266,649	37,925,487
		76,140,939
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	337,102	7,989,317

Industrial Conglomerates — 1.2%
3M Co.	220,918	43,728,509

Insurance — 2.4%
American International Group Inc.	107,532	5,091,640
Security	Shares	Value

Insurance (continued)
Chubb Ltd.	53,192	$8,975,618
Marsh & McLennan Companies Inc.	310,358	45,690,905
Prudential Financial Inc.	144,029	14,443,228
Travelers Companies Inc. (The)	76,109	11,334,152
		85,535,543
Interactive Media & Services — 5.6%
Alphabet Inc., Class A(a)	37,008	99,719,166
Alphabet Inc., Class C, NVS(a)	16,507	44,641,861
Facebook Inc., Class A(a)	140,959	50,223,692
Snap Inc., Class A, NVS(a)	61,343	4,565,146
		199,149,865
Internet & Direct Marketing Retail — 0.4%
eBay Inc.	53,593	3,655,578
Etsy Inc.(a)	20,031	3,675,889
MercadoLibre Inc.(a)	5,223	8,193,320
		15,524,787
IT Services — 6.1%
Accenture PLC, Class A	117,577	37,351,861
Automatic Data Processing Inc.	131,133	27,489,411
Fidelity National Information Services Inc.	32,606	4,859,924
Fiserv Inc.(a)	29,328	3,375,946
International Business Machines Corp.	196,840	27,746,567
Mastercard Inc., Class A	80,623	31,115,641
Okta Inc.(a)	25,348	6,280,981
PayPal Holdings Inc.(a)	106,466	29,334,577
Square Inc., Class A(a)	33,872	8,375,191
Twilio Inc., Class A(a)	15,304	5,717,421
Visa Inc., Class A(c)	139,708	34,422,654
		216,070,174
Leisure Products — 0.3%
Hasbro Inc.	110,191	10,957,393

Life Sciences Tools & Services — 3.2%
Agilent Technologies Inc.	255,699	39,180,758
Illumina Inc.(a)	19,523	9,678,527
Mettler-Toledo International Inc.(a)	13,495	19,887,716
Thermo Fisher Scientific Inc.	37,377	20,183,954
Waters Corp.(a)	63,506	24,755,274
		113,686,229
Machinery — 2.6%
Caterpillar Inc.	94,144	19,464,272
Cummins Inc.	113,110	26,252,831
Deere & Co.	21,611	7,814,322
Xylem Inc./NY	295,599	37,201,134
		90,732,559
Media — 0.5%
Cable One Inc.	1,943	3,668,364
Comcast Corp., Class A	93,065	5,475,014
Discovery Inc., Class C, NVS(a)	128,775	3,491,090
Omnicom Group Inc.	47,096	3,429,531
		16,063,999
Metals & Mining — 0.1%
Newmont Corp.	81,157	5,098,283

Multi-Utilities — 0.9%
CMS Energy Corp.	247,158	15,271,893
Consolidated Edison Inc.	68,107	5,024,253
Public Service Enterprise Group Inc.	132,803	8,264,331

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Sempra Energy	37,789	$4,937,133
		33,497,610
Multiline Retail — 0.5%
Target Corp.	68,029	17,758,970

Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy Inc.(a)	53,184	4,516,917
ConocoPhillips.	387,050	21,698,023
Hess Corp.	217,300	16,610,412
Kinder Morgan Inc.	209,141	3,634,871
Occidental Petroleum Corp.	125,651	3,279,491
ONEOK Inc.	158,840	8,254,915
Valero Energy Corp.	48,863	3,272,355
		61,266,984
Pharmaceuticals — 1.6%
Eli Lilly & Co.	31,057	7,562,380
Merck & Co. Inc.	312,017	23,984,747
Zoetis Inc.	131,942	26,744,643
		58,291,770
Professional Services — 0.5%
IHS Markit Ltd.	119,137	13,919,967
Robert Half International Inc.	51,621	5,069,699
		18,989,666
Real Estate Management & Development — 0.6%
CBRE Group Inc., Class A(a)	219,526	21,175,478

Road & Rail — 0.9%
CSX Corp.	147,963	4,782,164
Kansas City Southern	51,888	13,895,606
Norfolk Southern Corp.	28,085	7,241,156
Union Pacific Corp.	21,543	4,712,747
		30,631,673
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices Inc.(a)	53,656	5,697,731
Applied Materials Inc.	275,658	38,572,824
Intel Corp.	485,553	26,083,907
Lam Research Corp.	15,694	10,003,512
Marvell Technology Inc.	77,245	4,674,095
Micron Technology Inc.(a)	71,738	5,565,434
NVIDIA Corp.	348,143	67,884,404
ON Semiconductor Corp.(a)	102,774	4,014,352
Texas Instruments Inc.	205,192	39,113,699
		201,609,958
Software — 11.1%
Adobe Inc.(a)	77,102	47,928,916
ANSYS Inc.(a)	20,807	7,666,547
Autodesk Inc.(a)	71,805	23,058,740
Cadence Design Systems Inc.(a)	113,126	16,703,054
HubSpot Inc.(a)	6,894	4,108,962
Intuit Inc.	61,250	32,460,662
Microsoft Corp.	675,126	192,350,149
Security	Shares	Value

Software (continued)
salesforce.com Inc.(a)	160,377	$38,800,008
ServiceNow Inc.(a)	22,530	13,245,162
Splunk Inc.(a)	30,285	4,299,864
VMware Inc., Class A(a)(c)	31,537	4,848,498
Workday Inc., Class A(a)	35,011	8,206,578
		393,677,140
Specialty Retail — 3.1%
Best Buy Co. Inc.	160,607	18,044,196
Home Depot Inc. (The)	196,528	64,498,524
Lowe's Companies Inc.	96,211	18,538,898
TJX Companies Inc. (The)	62,093	4,272,619
Tractor Supply Co.	22,107	3,999,820
		109,354,057
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	1,265,535	184,590,935
Hewlett Packard Enterprise Co.	1,353,073	19,619,558
HP Inc.	340,488	9,829,889
		214,040,382
Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica Inc.(a)	15,170	6,070,579
Nike Inc., Class B	102,865	17,230,916
VF Corp.	165,345	13,260,669
		36,562,164
Trading Companies & Distributors — 0.5%
WW Grainger Inc.	39,936	17,754,747

Total Common Stocks — 99.8%
(Cost: $2,761,381,435)	.	3,543,706,527

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(b)(d)(e)	15,583,369	15,591,161
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	4,510,000	4,510,000
		20,101,161
Total Short-Term Investments — 0.6%
(Cost: $20,098,897)		20,101,161

Total Investments in Securities — 100.4%
(Cost: $2,781,480,332)		3,563,807,688

Other Assets, Less Liabilities — (0.4)%		(12,958,699)

Net Assets — 100.0%		$3,550,848,989

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,187,959	$—	$(12,597,859	)(a)	$(271)	$1,332	$15,591,161	15,583,369	$24,298	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,570,000	—	(2,060,000	)(a)	—	—	4,510,000	4,510,000	107		—
BlackRock Inc.	49,499,648	7,682,036	(2,837,891)		303,342	2,571,343	57,218,478	65,983	256,002		—
					$303,071	$2,572,675	$77,319,639		$280,407		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	31	09/17/21	$6,804	$107,009

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA ESG Select ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,543,706,527	$—	$—	$3,543,706,527
Money Market Funds	20,101,161	—	—	20,101,161
	$3,563,807,688	$—	$—	$3,563,807,688
Derivative financial instruments(a)
Assets
Futures Contracts	$107,009	$—	$—	$107,009

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares